COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 45,000,000	[1]	$ 31,000,000	[1]	$ 92,000,000	[1]
Utility Subsidiaries [Member]
Environmental Issues [Line Items]
Environmental Hazardous Waste Costs And Related Third Party Litigation Costs Recoverable In Rates, Percentage	90.00%
Environmental Insurance Litigation Costs Recoverable In Rates, Percentage	70.00%
San Diego Gas and Electric Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	23,000,000		13,000,000		77,000,000
Environmental Site Liabilities Covered By Mechanism	7,000,000
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	21,000,000		15,000,000		12,000,000
Environmental Site Liabilities Covered By Mechanism	$ 24,000,000

[1]	In cases of non-wholly owned affiliates, includes only our share.